Regulatory Capital (Tables)	12 Months Ended
Oct. 31, 2019
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Summary of Regulatory Capital Position

The following table summarizes the Bank's regulatory capital position as at October 31.

Regulatory Capital Position
(millions of Canadian dollars, except as noted)	As at
	October 31 2019	October 31 2018
Capital
Common Equity Tier 1 Capital	$55,042	$52,389
Tier 1 Capital	61,683	59,735
Total Capital	74,122	70,434
Risk-weighted assets used in the calculation of capital ratios[1]
Common Equity Tier 1 Capital	$455,977	$435,632
Tier 1 Capital	455,977	435,780
Total Capital	455,977	435,927
Capital and leverage ratios
Common Equity Tier 1 Capital ratio[1]	12.1%	12.0%
Tier 1 Capital ratio[1]	13.5	13.7
Total Capital ratio[1]	16.3	16.2

Leverage ratio	4.0	4.2

[1]

In accordance with the final CAR guideline, the Credit Valuation Adjustment (CVA) capital charge has been phased in until the first quarter of 2019. Each capital ratio has its own RWA measure due to the OSFI prescribed scalar for inclusion of the CVA. For fiscal 2019, the scalars for inclusion of CVA for CET1, Tier 1, and Total Capital RWA are all 100%. For fiscal 2018, the scalars were 80%, 83%, and 86%, respectively.